Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories
Accounting policies
Inventories
Commodity inventories not held for trading purposes are measured at the lower of cost and net realisable value. The cost of inventories is based on the first-in first-out allocation method and comprises direct purchase costs, cost of production, transportation, and manufacturing expenses.
Commodity inventories held for trading purposes are measured at fair value less cost to sell (FVLCS), with subsequent changes in fair value recognised in the Consolidated statement of income as part of Revenues. These inventories are categorised within level 2 of the fair value hierarchy.

	At 31 December
(in USD million)	2025	2024

Crude oil	2,028	2,696
Petroleum products	367	482
Natural gas	60	50
Commodity inventories at the lower of cost and net realisable value	2,454	3,227

Natural gas held for trading purposes measured at fair value	230	391
Spare parts and operational materials	624	402
Other	21	11

Total inventories	3,330	4,031

Inventories held for trading purposes consist mainly of natural gas storages held by Danske Commodities.